UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-266303-01

Central Index Key Number of the issuing entity: 0001951118

Mercedes-Benz Auto Receivables Trust 2022-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-266303

Central Index Key Number of the depositor: 0001463814

Mercedes-Benz Retail Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540252

Mercedes-Benz Financial Services USA LLC

(Exact name of sponsor as specified in its charter)

Steven C. Poling, Esq. (248) 991-6632

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

An amended Form ABS-EE/A is being filed to fix an incorrect file name on EX-103.  There were no content or data changes.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2022-1
(Issuing Entity)

Date: July 22, 2025	By:	Mercedes-Benz Financial Services USA LLC
(Servicer)

/s/ Steven C. Poling
	Name:	Steven C. Poling
	Title:	Assistant Secretary